Operating Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $464,616, $417,549 and $394,359 for 2017, 2016 and 2015, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $63,300, $58,865 and $55,890 in 2017, 2016 and 2015, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2017:

2018	$391,009
2019	347,321
2020	298,505
2021	237,999
2022	178,014
Later years	402,680
Total minimum lease payments	$1,855,528